4. MARKETABLE SECURITIES: Schedule of Marketable Securities (Tables)	12 Months Ended
Sep. 30, 2023
Tables/Schedules
Schedule of Marketable Securities

September 30, 2023	Number of Shares	Cost	Fair Value
Highlander Silver Corp.	75,000	$ 12,000	$ 4,500

Subsequently in October 2023, Highlander completed a share consolidation on a two pre-consolidation common shares for one new common share basis and the Company currently holds 37,500 Highlander shares.

September 30, 2022	Number of Shares	Cost	Fair Value
Allied Copper Corp.	1,155,707	$ 246,284	$ 161,799